UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 2.0%
Banco do Brasil SA	4,232,300	$22,398
JBS SA	5,950,800	18,525
Smiles S.A.	865,000	12,920

		53,843

China — 24.9%
Agile Property Holdings Ltd.	13,700,000	7,267
Alibaba Group Holding Ltd. ADR[1]	549,700	43,718
Baidu Inc. ADR[1]	119,600	19,752
Bank of China Ltd., Class H	97,959,000	39,371
China Communications Construction Co. Ltd., Class H	30,481,000	33,044
China Construction Bank Corp., Class H	89,932,000	59,952
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd.	380,000	4,390
China Mobile Ltd. ADR	806,280	46,684
China Petroleum & Chemical Corp., Class H	92,500,000	66,842
China Railway Construction Corp. Ltd., Class H	18,626,000	23,465
China Railway Group Ltd., Class H	27,652,000	20,783
China Southern Airlines Co. Ltd., Class H	15,336,000	8,676
China Traditional Chinese Medicine Co. Ltd.[1]	9,902,000	3,926
Country Garden Holdings Co. Ltd.	21,732,000	9,191
Dongfeng Motor Group Co. Ltd., Class H	13,290,000	14,008
Guangzhou R&F Properties Co. Ltd., Class H	9,738,400	12,346
Industrial & Commercial Bank of China, Class H	22,971,000	12,810
JA Solar Holdings Co. Ltd. ADR[1]	1,166,500	7,991
KWG Property Holding Ltd.	13,614,500	7,947
NetEase Inc. ADR	191,300	36,963
New Oriental Education & Technology Group ADR	753,600	31,561
PICC Property & Casualty Co. Ltd., Class H	19,262,000	30,369
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,861,500	19,649
Shimao Property Holdings Ltd.	5,240,000	6,662
Skyworth Digital Holdings Ltd.	18,042,401	14,888
Tencent Holdings Ltd.	3,269,600	75,003
Tianneng Power International Ltd.	8,586,000	5,837
Zhejiang Expressway Co. Ltd., Class H	16,786,000	15,880

		678,975

Czech Republic — 0.4%
CEZ AS	681,461	11,626

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Hungary — 0.4%
Richter Gedeon Nyrt	583,670	$11,609

India — 8.9%
Ashok Leyland Ltd.	14,155,232	20,699
Bank of Baroda	5,651,765	12,957
Cipla Ltd.	1,525,799	11,357
Hindalco Industries Ltd.	12,392,615	22,727
Hindustan Petroleum Corp. Ltd.	2,043,661	30,227
Housing Development & Infrastructure Ltd.[1]	9,861,314	15,178
ICICI Bank Ltd. ADR	2,027,900	14,560
Infosys Ltd. ADR	1,714,100	30,597
Lupin Ltd.	482,263	11,033
Power Finance Corp. Ltd.	1,470,350	3,708
Reliance Infrastructure Ltd.	1,307,566	10,613
Rural Electrification Corp. Ltd.	1,309,760	3,375
Sintex Industries Ltd.	7,349,547	8,858
Tata Motors Ltd. ADR	792,900	27,490
UPL Ltd.	1,491,826	12,201
Wockhardt Ltd.[1]	581,044	8,072

		243,652

Indonesia — 1.6%
Gudang Garam	1,661,800	8,695
Indofood Sukses Makmur Tbk PT	16,754,700	9,219
Telekomunikasi Indonesia Persero Tbk PT	86,916,700	26,444

		44,358

Mexico — 4.8%
Alfa SAB de CV, Class A	14,935,500	25,676
America Movil SAB de CV, Class L ADR	1,031,200	12,643
Arca Continental SAB de CV	3,169,847	22,749
Gruma SAB de CV, Class B	1,719,960	24,742
Kimberly-Clark de Mexico SAB de CV, Class A	6,375,986	15,062
Wal-Mart de Mexico SAB de CV	12,360,300	29,734

		130,606

Philippines — 0.3%
Universal Robina Corp.	1,956,430	8,677

Poland — 2.9%
KGHM Polska Miedz SA	708,983	11,965
PGE Polska Grupa Energetyczna SA	3,747,277	11,288
Polski Koncern Naftowy Orlen SA	2,452,311	43,076

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Poland — (continued)
Powszechny Zaklad Ubezpieczen SA	1,646,137	$11,996

		78,325

Qatar — 0.3%
Barwa Real Estate Co.	799,979	7,272
Industries Qatar QSC	50,000	1,350

		8,622

Russia — 5.3%
Gazprom PJSC ADR	5,489,074	23,718
Lukoil PJSC ADR	693,718	29,035
PhosAgro OAO GDR	985,776	14,579
Sberbank of Russia ADR	5,877,244	51,546
Surgutneftegas OAO ADR	2,926,845	14,935
Tatneft PAO ADR	315,224	9,731

		143,544

South Africa — 3.5%
Barloworld Ltd.	1,862,649	9,281
FirstRand Ltd.	7,979,531	24,353
MMI Holdings Ltd.	5,565,366	8,586
Redefine Properties Ltd.[4]	20,172,478	15,483
Sibanye Gold Ltd.	5,223,120	17,784
Vodacom Group Ltd.	1,647,251	18,770

		94,257

South Korea — 17.7%
BNK Financial Group Inc.	1,260,893	8,886
Daesang Corp.	317,944	7,645
Hana Financial Group Inc.	978,041	19,885
Hanwha Corp.	314,918	9,783
Hyosung Corp.	46,941	5,138
Hyundai Marine & Fire Insurance Co. Ltd.	450,891	11,497
KB Financial Group Inc.	925,461	26,316
Kia Motors Corp.	985,780	37,144
Korea Aerospace Industries Ltd.	313,943	20,128
Korea Electric Power Corp.	1,074,406	56,398
KT&G Corp.	233,024	27,598
LG Corp.	262,803	14,615
LG Display Co. Ltd.	698,244	16,167
LG Electronics Inc.	240,724	11,337
LG Household & Health Care Ltd.	32,201	31,446
NH Investment & Securities Co. Ltd.	1,453,511	11,663
NongShim Co. Ltd.	22,212	7,217
POSCO ADR	223,300	9,937

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
Samsung Electronics Co. Ltd.	89,583	$111,562
SK Hynix Inc.	386,617	11,002
SK Innovation Co. Ltd.	123,881	15,264
SK Telecom Co. Ltd. ADR	241,460	5,051
WiSoL Co. Ltd.	556,500	7,143

		482,822

Taiwan — 12.3%
Chlitina Holding Ltd.	1,263,000	6,598
Chunghwa Telecom Co. Ltd.	5,964,000	21,570
Compal Electronics Inc.	13,419,316	8,489
Fubon Financial Holding Co. Ltd.	4,423,000	5,215
HON HAI Precision Industry Co. Ltd.	21,146,294	54,479
Innolux Corp.	25,748,000	8,700
Inventec Corp.	26,291,000	18,798
Lite-On Technology Corp.	13,540,246	18,649
Pegatron Corp.	11,643,000	24,729
Powertech Technology Inc.	7,055,000	15,752
President Chain Store Corp.	1,099,000	8,587
St. Shine Optical Co. Ltd.	537,000	12,135
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,226,500	84,631
TTY Biopharm Co. Ltd.	3,907,000	13,873
Win Semiconductors Corp.	7,072,000	14,474
WPG Holdings Ltd.	9,436,000	11,020
Yuanta Financial Holding Co. Ltd.	22,684,850	7,366

		335,065

Thailand — 3.4%
Bangkok Dusit Medical Services PCL	7,161,000	4,881
PTT PCL	6,242,000	55,983
Sansiri PCL	198,508,766	10,474
Thanachart Capital PCL	8,324,800	8,310
Tipco Asphalt PCL NVDR	15,953,400	12,409

		92,057

Turkey — 3.2%
Eregli Demir ve Celik Fabrikalari TAS	8,582,632	12,141
TAV Havalimanlari Holding AS	1,370,594	5,886
Tekfen Holding AS	5,987,594	15,367
Tupras Turkiye Petrol Rafinerileri AS	1,368,160	30,373
Turkiye Sise ve Cam Fabrikalari AS	4,530,190	5,601
Turkiye Vakiflar Bankasi TAO, Class D	12,215,027	19,183

		88,551

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrants	Value

United Arab Emirates — 1.0%
DAMAC Properties Dubai Co. PJSC	10,831,752	$6,772
Dubai Islamic Bank PJSC	5,472,187	7,647
First Gulf Bank PJSC	3,473,592	11,942

		26,361

Total Common Stock
(Cost $2,608,623) — 92.9%		2,532,950

PREFERENCE STOCK
Brazil — 4.0%
Braskem SA	2,119,987	12,539
Cia Energetica de Minas Gerais	1,908,400	4,295
Cia Paranaense de Energia	520,000	4,706
Itausa - Investimentos Itau SA	19,199,601	44,827
Petroleo Brasileiro SA, Class A ADR[1]	4,397,300	25,548
Vale SA, Class B ADR	4,352,100	17,452

		109,367

South Korea — 1.4%
LG Chemical Ltd.	45,961	7,672
Samsung Electronics Co. Ltd.	30,831	31,805

		39,477

Total Preference Stock
(Cost $146,936) — 5.4%		148,844

WARRANT
Sansiri PCL, Expires 11/24/2017[1]	14,133,566	93

Total Warrant
(Cost $—) — 0.0%		93

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.310% **	19,301,202	19,301

Total Short-Term Investment
(Cost $19,301) — 0.7%		19,301

Total Investments — 99.0%
(Cost $2,774,860) ‡		2,701,188

Other Assets in Excess of Liabilities — 1.0%		26,439

Net Assets — 100.0%		$2,727,626

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2016 was $– and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2016 (Unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At June 30, 2016, the tax basis cost of the Fund’s investments was $2,774,860 and the unrealized appreciation and depreciation were $151,100 and $(224,772), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3††		Total
Common Stock
Brazil	$53,843	$—	$—		$53,843
China	186,668	492,307	—	^	678,975
Czech Republic	—	11,626	—		11,626
Hungary	—	11,609	—		11,609
India	72,647	171,005	—		243,652
Indonesia	—	44,358	—		44,358
Mexico	130,606	—	—		130,606
Philippines	—	8,677	—		8,677
Poland	—	78,325	—		78,325
Qatar	—	8,622	—		8,622
Russia	—	143,544	—		143,544
South Africa	—	94,257	—		94,257
South Korea	14,988	467,834	—		482,822
Taiwan	84,631	250,434	—		335,065
Thailand	—	92,057	—		92,057
Turkey	—	88,551	—		88,551
United Arab Emirates	—	26,361	—		26,361

Total Common Stock	543,383	1,989,567	—		2,532,950

Preference Stock
Brazil	109,367	—	—		109,367
South Korea	—	39,477	—		39,477

Total Preference Stock	109,367	39,477	—		148,844

Warrant	—	93	—		93

Short-Term Investment	19,301	—	—		19,301

Total Investments in Securities	$672,051	$2,029,137	$—		$2,701,188

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.
††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Represents securities labeled as Level 3 in which the market value is $0 or has been rounded to $0.

At June 30, 2016, relative to the Fund’s prior fiscal year end, there were no transfers between Level 1 and Level 2 investments in securities.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

At June 30, 2016, there was one Level 3 security because trading in its shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016